PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 26,114	$ 26,422
Accumulated depreciation	11,803	12,384
Net book value	14,311	14,038
Computer equipment
Property, Plant and Equipment [Line Items]
Cost	1,430	2,061
Accumulated depreciation	1,112	1,521
Net book value	318	540
Office furnishings & equipment
Property, Plant and Equipment [Line Items]
Cost	1,030	1,019
Accumulated depreciation	804	717
Net book value	226	302
Assembly & test equipment
Property, Plant and Equipment [Line Items]
Cost	11,849	9,751
Accumulated depreciation	8,921	7,833
Net book value	2,928	1,918
Demonstration suite & tradeshow equipment
Property, Plant and Equipment [Line Items]
Cost	1,030	1,757
Accumulated depreciation	816	1,655
Net book value	214	102
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	1,571	835
Accumulated depreciation	150	658
Net book value	1,421	177
Asset under construction
Property, Plant and Equipment [Line Items]
Cost	9,204	10,999
Accumulated depreciation	0	0
Net book value	$ 9,204	$ 10,999